Income Taxes Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities	$ 0
Total	$ (13,760,309)		$ (47,359,642)	$ (36,844,347)
Hong Kong
Income Taxes Expense
Maximum profits, tier one income tax rate		$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
Total	$ 8,228,582		(9,697,599)	(14,046,405)
PRC
Income Taxes Expense
Statutory income tax rate (in percent)	25.00%	25.00%
Total	$ 15,109,493		$ (21,862,391)	(16,601,650)
PRC | Chu Le of WFOE | High And New Technology Enterprises
Income Taxes Expense
Preferential income tax rate (in percent)	15.00%	15.00%	15.00%
Cayman
Income Taxes Expense
Total	$ (12,251,655)		$ (6,502,164)	(3,451,775)
U.S.
Income Taxes Expense
Statutory income tax rate (in percent)	21.00%	21.00%
Total	$ (24,846,729)		$ (9,297,488)	$ (2,744,517)